Average Annual Total Returns{- Fidelity Freedom Index 2055 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2055 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Since Inception		Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Since Inception		Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1910 Past 1 year	F1910 Past 5 years	F1910 Since Inception
Total	16.48%	12.44%	9.47%	[1]	15.83%	11.32%	8.57%	[1]	9.99%	9.66%	7.45%	[1]	18.40%	15.22%	13.89%	[1]	16.54%	12.56%	10.48%	[1]

[1]	(a)From June 1, 2011